Disposal groups classified as held for sale	6 Months Ended
Jun. 30, 2025
Disposal groups classified as held for sale
Disposal groups classified as held for sale

2.    Disposal groups classified as held for sale

As of June 30, 2025, the Company’s management committed to a plan to sell the following in connection with its Legacy Portfolio Optimization program (as defined below):

●	the Company signed an agreement to sell its renal dialysis clinics in Brazil, currently included in its Care Delivery Segment;
●	the Company signed an agreement to sell select assets of the Company’s wholly owned Spectra Laboratories, currently included in its Care Delivery segment;
●	the Company signed an agreement to sell its renal dialysis clinics in Kazakhstan, currently included in its Care Delivery segment; and
●	the Company signed an agreement to sell its renal dialysis clinics in Malaysia, currently included in its Care Delivery Segment. On July 1, 2025, the Company divested the majority of its business in Malaysia with one clinic yet to be divested.

Transactions which remain open as of the date of this report are subject to regulatory approvals or certain other closing conditions, but are expected to be completed within a year from the date of classification as assets held for sale. The sale of the select assets of the Company’s wholly owned Spectra Laboratories qualifies as a divestiture of a business. The classification of the agreed-upon divestitures in Brazil, Kazakhstan and Malaysia as held for sale resulted in impairment losses which are included in other operating expenses in the consolidated statements of income. The carrying amount of the disposal groups for the proposed divestitures in Brazil, Kazakhstan and Malaysia are recognized at their fair value less costs to sell. The portion of the non-recurring fair value measurement attributable to the Company and its shareholders of €81,320 for these transactions is categorized as level 3 of the fair value hierarchy using the preliminary purchase price (December 31, 2024: €82,544). The proposed divestiture of the select assets of the Company’s wholly owned Spectra Laboratories did not result in an impairment loss based upon the measurement of assets held for sale and the disposal groups are recorded at their carrying amount. See note 3 c) for further details on impairment losses based upon the measurement of assets held for sale as well as other impairment of assets related to the proposed divestitures for the three and six months ended June 30, 2025 and 2024.

As of June 30, 2025 and December 31, 2024, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal groups classified as held for sale in € thousands (K)

	June 30, 2025	December 31, 2024
Cash and cash equivalents	5,057	5,141
Trade accounts and other receivables from unrelated parties	27,836	27,085
Property, plant and equipment	16,562	16,346
Right-of-use assets	7,345	5,915
Goodwill(1)	84,814	92,557
Other	12,046	13,969
Assets held for sale	153,660	161,013

Accounts payable to unrelated parties	1,648	1,628
Lease liabilities	6,514	6,097
Provisions and other liabilities	20,188	19,786
Liabilities directly associated with assets held for sale	28,350	27,511
(1)Goodwill was allocated to the disposal groups on a relative fair value basis.

As of June 30, 2025 and December 31, 2024, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €60,525 and €44,693.